Retirement Benefit Obligation - Disclosure of Unfunded Obligations (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	R 201
Balance at end of year	193	R 201
Current employees
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	54
Balance at end of year	56	54
Retired employees
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	147
Balance at end of year	137	147
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	201	186
Contributions paid	(12)	(12)
Other expenses included in staff costs/current service cost	2	3
Finance costs	19	17
Net actuarial (gain)/loss recognised in other comprehensive income during the year	(17)	7
Balance at end of year	R 193	R 201